Share Based Payment Arrangements - Schedule of Deferred Share Unit Plan for Board Members (Details) - Deferred Share Unit - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Deferred Share Unit Plan for Board Members [line items]
Balance, beginning of year	373,926	348,031
Board members compensation		29,168
Paid	(71,709)	(11,512)
Dividends paid in units	4,337	8,239
Balance, end of year	306,554	373,926